Annual Operating Expenses - VIPStrategicIncomePortfolio-InvestorPRO - VIPStrategicIncomePortfolio-InvestorPRO - VIP Strategic Income Portfolio - VIP Strategic Income Portfolio - Investor Class	Apr. 29, 2024
Operating Expenses:
Management fee	0.66%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.68%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.